Note 9 - Leases (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating Leases, Income Statement, Sublease Revenue	¥ 52,928	¥ 41,002	¥ 29,521
Proceeds from Sale of Machinery and Equipment	3,635,690	2,807,592
Capital Leased Assets, Noncurrent, Fair Value Disclosure	32,854,630	28,328,721
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	19,735,367	18,728,508
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	645,166	646,079
Due April 2022 [Member]
Minimum Lease Payments, Sale Leaseback Transactions		2,755,182
Due March 2022 [Member]
Minimum Lease Payments, Sale Leaseback Transactions	3,554,784
Backbone Line [Member]
Operating Leases, Rent Expense	3,421,807	3,638,063	3,743,576
Local Access Lines [Member]
Operating Leases, Rent Expense	24,759,611	23,035,615	21,967,587
Other Lease and Rental [Member]
Operating Leases, Rent Expense	¥ 7,082,157	¥ 6,880,307	¥ 6,988,368